Five-Year Schedule of Maturities of Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	€ 2,207	€ 1,389	[1]	€ 764
Long-term borrowings	4,338	10,682
Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	1,403	1,389	[2]
Long-term borrowings	1,257	1,292	[2]
Aegon N.V [member] | Not later than 1 year [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings
Long-term borrowings		78
Aegon N.V [member] | 12-24 months [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings
Long-term borrowings
Aegon N.V [member] | Later than two years and not later than three years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings
Long-term borrowings
Aegon N.V [member] | Later than three years and not later than four years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings
Long-term borrowings	497
Aegon N.V [member] | Later than four years and not later than five years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings
Long-term borrowings		496
Aegon N.V [member] | Later than 5 years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	1,403	1,389
Long-term borrowings	€ 760	€ 717

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.
[2]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies in the consolidated notes for details about this change.